Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Commitments and Contingencies Consist	Commitments and contingencies consist of the following:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Commitment for capital investment in Sri Sai	$7,500,000	$7,500,000
Other capital commitment	—	1,411,022
	$7,500,000	$8,911,022